Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development							$ 11,385,000	$ 6,719,000	$ 9,624,900	$ 13,920,400
General and administrative							6,684,000	7,903,000	10,314,400	17,193,900
Total operating expenses							18,069,000	14,622,000	19,939,300	31,114,300
Loss from operations							(18,069,000)	(14,622,000)	(19,939,300)	(31,114,300)
Other expense:
Interest expense							(2,957,000)	(1,219,000)	(1,852,200)	(166,500)
Litigation settlement							0	(1,730,000)	(1,730,000)	(3,463,000)
Other income							619,000	1,313,000	2,572,200	12,800
Total other expense							(2,338,000)	(1,636,000)	(1,010,000)	(3,616,700)
Net loss	$ (7,435,000)	$ (6,825,000)	$ (6,147,000)	$ (4,194,000)	$ (6,764,000)	$ (5,300,000)	$ (20,407,000)	$ (16,258,000)	(20,949,300)	(34,731,000)
Preferred Stock [Member]
Other expense:
Net loss	0	0	0	0	0	0			$ 0	$ 0
Net loss per share, basic and diluted (in dollars per share)							$ (963.64)	$ (1,294.31)	$ (1,103.73)	$ 0
Weighted average shares outstanding, basic and diluted (in shares)							22,793	7,011	8,773	0
Common Stock [Member]
Other expense:
Net loss	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0			$ 0	$ 0
Net loss per share, basic and diluted (in dollars per share)							$ (2.06)	$ (8.43)	$ (12.59)	$ (64.42)
Weighted average shares outstanding, basic and diluted (in shares)							1,432,787	1,040,190	1,097,630	544,475